SUBSEQUENT EVENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2013 Nonvested shares	Dec. 31, 2012 Nonvested shares	Dec. 31, 2011 Nonvested shares	Dec. 31, 2013 Performance based nonvested shares	Apr. 11, 2014 Subsequent event Minimum	Mar. 13, 2014 Subsequent event Nonvested shares	Jan. 29, 2014 Subsequent event Nonvested shares	Jan. 29, 2014 Subsequent event Non-performance based nonvested ordinary shares item	Mar. 13, 2014 Subsequent event Performance based nonvested shares item	Apr. 11, 2014 Subsequent event ADS	Apr. 11, 2014 Subsequent event Ordinary shares
Subsequent event
Value per share of the acquirer to be received by stockholders of the reporting entity as consideration in merger agreement										$ 21.00	$ 5.25
Ratio of votes which favor merger transaction					0.66
Granted (in shares)	8,858,892	6,780,000	3,233,787	4,495,228				6,110,000	1,251,176
Vesting rights percentage for awards that will vest on each of the two anniversaries of vesting commencement date								50.00%
Vesting rights percentage for awards that will vest on each of the four anniversaries of vesting commencement date									25.00%
Number of anniversaries of the vesting commencement date that a percentage of share options granted will vest								2	4
Weighted average grant date fair value (in dollars per share)	$ 3.70					$ 5.15	$ 3.73
Total grant date fair value						$ 29,206